Commitments and Contingencies	6 Months Ended
Apr. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 10 – COMMITMENTS AND CONTINGENCIES Capital commitment As of April 30, 2025, the Company had no capital commitments.